Risk management - Components of Risk Management on Consolidated Statements of Loss (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain (loss)	CAD 31	CAD 136
Unrealized risk management gain (loss)	(7)	(147)
Risk management gain (loss)	24	(11)
Settlement of commodity contracts or assignment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain (loss)	23	99
Monetization of commodity contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain (loss)		2
Settlement of foreign exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain (loss)	8	3
Monetization of foreign exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain (loss)		32
Commodity contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized risk management gain (loss)	(7)	(72)
Electricity swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized risk management gain (loss)		4
Crude oil assignment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized risk management gain (loss)		(2)
Foreign exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized risk management gain (loss)	(6)	(43)
Cross currency swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized risk management gain (loss)	CAD 6	CAD (34)